Schedule of Investments
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.83%
Australia–4.35%
Aristocrat Leisure Ltd.	250,132	$11,631,036
CSL Ltd.	25,796	4,453,493
		16,084,529
China–24.06%
Airtac International Group	406,000	10,587,073
China Mengniu Dairy Co. Ltd.	2,209,000	4,428,153
China Resources Beer (Holdings) Co. Ltd.	699,500	2,120,708
Fuyao Glass Industry Group Co. Ltd., H Shares(a)	1,532,000	10,345,792
Kanzhun Ltd., ADR(b)	179,946	2,593,022
Shenzhen Inovance Technology Co. Ltd., A Shares	1,055,500	8,788,074
Sunresin New Materials Co. Ltd., A Shares	612,087	4,159,814
Tencent Holdings Ltd.	373,700	19,662,294
Tongcheng Travel Holdings Ltd.(a)	5,489,600	13,838,471
Trip.com Group Ltd.(b)	103,900	7,297,321
Wuliangye Yibin Co. Ltd., A Shares	292,638	5,160,847
		88,981,569
Hong Kong–5.21%
AIA Group Ltd.	1,087,800	7,647,391
Techtronic Industries Co. Ltd.	864,500	11,626,734
		19,274,125
India–11.53%
Cyient Ltd.	190,796	3,190,432
Emami Ltd.	770,975	5,234,256
HDFC Bank Ltd., ADR	268,064	16,255,401
MakeMyTrip Ltd.(b)(c)	39,882	4,357,906
Reliance Industries Ltd.	394,625	5,742,921
SBI Life Insurance Co. Ltd.(a)	460,996	7,874,011
		42,654,927
Indonesia–8.77%
PT Bank Central Asia Tbk	13,938,600	8,052,046
PT Bank Rakyat Indonesia (Persero) Tbk	16,164,700	4,174,166
PT Kalbe Farma Tbk	93,087,300	7,218,834
PT Mitra Keluarga Karyasehat Tbk(a)	57,389,200	8,516,107
PT Pakuwon Jati Tbk	185,234,400	4,474,835
		32,435,988
Macau–1.00%
Galaxy Entertainment Group Ltd.	846,000	3,681,427
Malaysia–4.53%
Bursa Malaysia Bhd.	2,401,650	4,495,353
Heineken Malaysia Bhd.	1,543,500	8,415,382
KPJ Healthcare Bhd.	7,599,400	3,840,303
		16,751,038
New Zealand–2.07%
Auckland International Airport Ltd.	644,915	3,145,241
Shares		Value
New Zealand–(continued)
Freightways Group Ltd.	749,099	$4,515,390
		7,660,631
Philippines–6.39%
BDO Unibank, Inc.	4,785,488	11,265,710
SM Investments Corp.	516,506	6,881,467
SM Prime Holdings, Inc.	13,825,700	5,467,653
		23,614,830
Singapore–2.69%
United Overseas Bank Ltd.	361,400	9,934,756
South Korea–3.85%
LEENO Industrial, Inc.	24,661	3,600,279
Samsung Electronics Co. Ltd.	227,011	8,107,407
Tokai Carbon Korea Co. Ltd.	50,120	2,529,949
		14,237,635
Taiwan–14.06%
ASPEED Technology, Inc.	25,000	2,636,736
MediaTek, Inc.	270,000	11,692,897
Taiwan Semiconductor Manufacturing Co. Ltd.	1,039,464	34,690,121
Visual Photonics Epitaxy Co. Ltd.	609,000	2,985,376
		52,005,130
Thailand–5.34%
Bangkok Dusit Medical Services PCL, Foreign Shares	10,151,000	7,072,717
Central Pattana PCL, Foreign Shares	6,377,200	9,988,014
Humanica PCL, Foreign Shares	12,927,200	2,701,893
		19,762,624
United States–2.98%
Broadcom, Inc.	49,769	11,012,387
Total Common Stocks & Other Equity Interests (Cost $257,894,108)		358,091,596
Money Market Funds–3.29%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)	4,251,297	4,251,297
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)	7,918,153	7,918,153
Total Money Market Funds (Cost $12,169,450)		12,169,450
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.12% (Cost $270,063,558)		370,261,046
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.19%
Invesco Private Government Fund, 4.35%(d)(e)(f)	1,222,925	1,222,925
See accompanying notes which are an integral part of this schedule.
Invesco EQV Asia Pacific Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.48%(d)(e)(f)	3,182,668	$3,183,623
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,406,548)		4,406,548
TOTAL INVESTMENTS IN SECURITIES—101.31% (Cost $274,470,106)		374,667,594
OTHER ASSETS LESS LIABILITIES–(1.31)%		(4,855,406)
NET ASSETS–100.00%		$369,812,188
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $40,574,381, which represented 10.97% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,224,755	$7,952,168	$(6,925,626)	$-	$-	$4,251,297	$44,710
Invesco Treasury Portfolio, Institutional Class	6,011,717	14,768,311	(12,861,875)	-	-	7,918,153	82,567
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,239,365	3,062,502	(3,078,942)	-	-	1,222,925	15,972*
Invesco Private Prime Fund	3,232,685	7,853,222	(7,902,284)	-	-	3,183,623	42,276*
Total	$13,708,522	$33,636,203	$(30,768,727)	$-	$-	$16,575,998	$185,525

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV Asia Pacific Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$16,084,529	$—	$16,084,529
China	2,593,022	86,388,547	—	88,981,569
Hong Kong	—	19,274,125	—	19,274,125
India	20,613,307	22,041,620	—	42,654,927
Indonesia	—	32,435,988	—	32,435,988
Macau	—	3,681,427	—	3,681,427
Malaysia	—	16,751,038	—	16,751,038
New Zealand	—	7,660,631	—	7,660,631
Philippines	—	23,614,830	—	23,614,830
Singapore	—	9,934,756	—	9,934,756
South Korea	—	14,237,635	—	14,237,635
Taiwan	—	52,005,130	—	52,005,130
Thailand	—	19,762,624	—	19,762,624
United States	11,012,387	—	—	11,012,387
Money Market Funds	12,169,450	4,406,548	—	16,575,998
Total Investments	$46,388,166	$328,279,428	$—	$374,667,594
Invesco EQV Asia Pacific Equity Fund